PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:

Leasehold improvements	$3,830	$3,307
Machinery and equipment	11,542	10,302
Computer, software and peripheral equipment	16,013	15,410
Office furniture and equipment	3,819	3,637
Motor vehicles	69	106

	35,273	32,762
Accumulated depreciation	29,079	27,290

Property and equipment, net	$6,194	$5,472

Depreciation expense was $ 2,071, $ 2,702 and $ 3,112 in the years ended December 31, 2011, 2010 and 2009, respectively.